Inventories (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Debt Disclosure [Abstract]
Raw materials	$ 700,655	$ 282,007		$ 17,129
Finished goods	135,447	84,887		41,922
Other	5,741	10,126
Total	$ 841,843	$ 377,020	[1]	$ 59,051

[1]	(1) Derived from the Company's December 31, 2014 audited financial statements